FAIR VALUE MEASUREMENTS (Details) - ConnectM Before Business Combination	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
FAIR VALUE MEASUREMENTS
Estimated fair value adjustment of convertible debt	$ 25,446	$ 45,869
Discount rate
FAIR VALUE MEASUREMENTS
Measurement input	15
Non-recurring | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt	$ 13,203,722	6,241,058
Non-recurring | Estimated Fair Value
FAIR VALUE MEASUREMENTS
Debt	11,426,173	4,429,402
Secured Promissory Note Agreement | Non-recurring | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt	7,140,000	1,900,000
Secured Promissory Note Agreement | Non-recurring | Estimated Fair Value
FAIR VALUE MEASUREMENTS
Debt	6,737,792	1,457,711
Libertas | Non-recurring | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt	1,938,257
Libertas | Non-recurring | Estimated Fair Value
FAIR VALUE MEASUREMENTS
Debt	1,794,682
SBA Loans | Non-recurring | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt	768,956	775,000
SBA Loans | Non-recurring | Estimated Fair Value
FAIR VALUE MEASUREMENTS
Debt	254,614	215,424
PPP Loan | Non-recurring | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt	59,350	100,740
PPP Loan | Non-recurring | Estimated Fair Value
FAIR VALUE MEASUREMENTS
Debt	53,750	81,568
Vehicle Notes | Non-recurring | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt	497,957	281,003
Vehicle Notes | Non-recurring | Estimated Fair Value
FAIR VALUE MEASUREMENTS
Debt	395,887	208,491
Seller and Real Estate Notes | Non-recurring | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt	2,443,765	3,098,493
Seller and Real Estate Notes | Non-recurring | Estimated Fair Value
FAIR VALUE MEASUREMENTS
Debt	2,121,626	2,407,799
Related Party Notes | Non-recurring | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt	85,437	85,822
Related Party Notes | Non-recurring | Estimated Fair Value
FAIR VALUE MEASUREMENTS
Debt	67,822	58,409
Convertible Debt | Recurring | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt	2,178,685	1,304,131
Convertible Debt | Recurring | Estimated Fair Value
FAIR VALUE MEASUREMENTS
Debt	$ 2,178,685	$ 1,304,131